FIRST AMERICAN FUNDS, INC.
                                             ...............................
                                                     1998 SEMI ANNUAL REPORT





                                    [GRAPHIC]

                       THE POWER OF DISCIPLINED INVESTING

                                TABLE OF CONTENTS

                                 March 31, 1998


Message To Shareholders...................................................Page 1

Economic and Investment Review............................................Page 2

Statements of Net Assets..................................................Page 7

Statements of Operations.................................................Page 36

Statements of Changes in Net Assets......................................Page 38

Financial Highlights.....................................................Page 40

Notes to Financial Statements............................................Page 44

Notice to Shareholders...................................................Page 52

                             MESSAGE TO SHAREHOLDERS

                                 March 31, 1998


Dear Fellow Shareholder:

    On behalf of the Board of Directors of First American Funds, I am pleased to report to you that we have experienced solid investment performance and asset growth in keeping with the ongoing strength of the economy and overall positive market conditions. As of March 31, 1998, total assets had surpassed $12 billion, up from $9 billion just six months ago. This growth has not come at the expense of quality. First American Funds are on track to continue to produce competitive investment results for our shareholders.

    On the following pages is an economic and investment review which will provide you with a complete analysis of the stock and bond markets. The final section of this report highlights the financial statements for each fund. In November, 1997, we introduced the Tax Free Obligations Fund, and for the first time information on that Fund is included in this report.

    The Board of Directors thanks you for your continued support and confidence in First American Funds. We are confident that the Funds' tradition of conservative management, competitive results and innovative products will continue to serve you well.

Sincerely,

/s/ Virginia L. Stringer

Virginia L. Stringer
Chairman
First American Funds, Inc.

                         ECONOMIC AND INVESTMENT REVIEW

                                 March 31, 1998


                             STRONG DOMESTIC ECONOMY

    One of the major investment themes developing so far this year is the ongoing strength of the domestic economy and financial markets. Indeed, far from the slowdown that was widely expected at the end of 1997, business activity accelerated during the first quarter, while interest rates continued to decline. This combination, in turn, has improved the earnings outlook and market valuations for many companies and helped push the major stock market indices to new records. Although the pace of growth during the first quarter is not likely to be sustained throughout the year, if the first three months are any guide, 1998 should be another remarkable year for U.S. investors.

    As the U.S. economy enters its eighth consecutive year of expansion, these are truly extraordinary times. Never before has the domestic economy been on such a sound footing this late in the business cycle. Few, if any, of the typical imbalances that bring such cycles to an end are currently present--inventories are at reasonable levels, inflation remains well contained, household finances and corporate balance sheets are healthy, and there have been no "supply shocks" or production bottlenecks to disrupt the flow of goods and services. Although the economic crisis in Asia is a serious concern, and will likely slow the pace of growth in the U.S. later this year, there is every reason to believe the domestic economy will continue to grow and that this will become the longest peacetime expansion on record.

    The consumer sector, which accounts for fully two-thirds of the total economy, continues to benefit from a combination of factors, including a tight labor market, low inflation and declining interest rates. Consumers are very optimistic in their outlook and are spending money on everything from cars and appliances to mutual funds.

                         ECONOMIC AND INVESTMENT REVIEW

                                 March 31, 1998

                              [PLOT POINTS CHART]
                Line graph depicting the U.S. unemployment rate.

                             U.S. UNEMPLOYMENT RATE
                                    PERCENT
                JAN-90    5.40                 JAN-94    6.60
                FEB-90    5.30                 FEB-94    6.60
                MAR-90    5.20                 MAR-94    6.50
                APR-90    5.40                 APR-94    6.40
                MAY-90    5.40                 MAY-94    6.00
                JUN-90    5.20                 JUN-94    6.10
                JUL-90    5.50                 JUL-94    6.10
                AUG-90    5.70                 AUG-94    6.10
                SEP-90    5.90                 SEP-94    5.90
                OCT-90    5.90                 OCT-94    5.80
                NOV-90    6.20                 NOV-94    5.60
                DEC-90    6.30                 DEC-94    5.40
                JAN-91    6.40                 JAN-95    5.60
                FEB-91    6.60                 FEB-95    5.40
                MAR-91    6.80                 MAR-95    5.40
                APR-91    6.70                 APR-95    5.70
                MAY-91    6.90                 MAY-95    5.60
                JUN-91    6.90                 JUN-95    5.60
                JUL-91    6.80                 JUL-95    5.70
                AUG-91    6.90                 AUG-95    5.70
                SEP-91    6.90                 SEP-95    5.70
                OCT-91    7.00                 OCT-95    5.60
                NOV-91    7.00                 NOV-95    5.60
                DEC-91    7.30                 DEC-95    5.60
                JAN-92    7.30                 JAN-96    5.70
                FEB-92    7.40                 FEB-96    5.50
                MAR-92    7.40                 MAR-96    5.50
                APR-92    7.40                 APR-96    5.50
                MAY-92    7.60                 MAY-96    5.50
                JUN-92    7.80                 JUN-96    5.30
                JUL-92    7.70                 JUL-96    5.50
                AUG-92    7.60                 AUG-96    5.20
                SEP-92    7.60                 SEP-96    5.20
                OCT-92    7.30                 OCT-96    5.30
                NOV-92    7.40                 NOV-96    5.40
                DEC-92    7.40                 DEC-96    5.30
                JAN-93    7.30                 JAN-97    5.30
                FEB-93    7.10                 FEB-97    5.30
                MAR-93    7.00                 MAR-97    5.20
                APR-93    7.10                 APR-97    5.00
                MAY-93    7.10                 MAY-97    4.80
                JUN-93    7.00                 JUN-97    5.00
                JUL-93    6.90                 JUL-97    4.90
                AUG-93    6.80                 AUG-97    4.90
                SEP-93    6.70                 SEP-97    4.90
                OCT-93    6.80                 OCT-97    4.80
                NOV-93    6.60                 NOV-97    4.60
                DEC-93    6.50                 DEC-97    4.70
                                               JAN-98    4.70
                                               FEB-98    4.60
                                               MAR-98    4.70

    Capital investment also continues at a rapid pace, as companies look for new ways to increase efficiency. Strong growth in labor productivity over recent years has been an important element in sustaining the economic expansion, by allowing wages to rise without increasing overall production costs and, thereby, keeping inflation low. The capital spending boom is likely to slow somewhat in the months ahead, but will continue to be a source of growth for the overall economy.

                         ECONOMIC AND INVESTMENT REVIEW

                                 March 31, 1998

                                    INFLATION

    Inflation--or really the lack of it--is another key element in the outlook for the economy and financial markets. The slowdown in inflation over the past several quarters has been driven primarily by three factors: strong growth in labor productivity, reflecting the rapid pace of technological change and capital investment in the U.S.; intense international competition and the expansion of global trade, which limits "pricing power" for both domestic and foreign producers; and steep declines in world prices for most industrial and agricultural commodities.

                              [PLOT POINTS GRAPH]
                Line graph depicting the Consumer Price Index on
                      a "year ago percentage change" basis.

                              CONSUMER PRICE INDEX
                             YEAR-AGO PERCENT CHANGE

                JAN-90    5.19                    JAN-94    2.52
                FEB-90    5.26                    FEB-94    2.44
                MAR-90    5.15                    MAR-94    2.58
                APR-90    4.71                    APR-94    2.36
                MAY-90    4.36                    MAY-94    2.29
                JUN-90    4.75                    JUN-94    2.56
                JUL-90    4.82                    JUL-94    2.70
                AUG-90    5.70                    AUG-94    2.97
                SEP-90    6.16                    SEP-94    2.96
                OCT-90    6.37                    OCT-94    2.68
                NOV-90    6.27                    NOV-94    2.74
                DEC-90    6.25                    DEC-94    2.60
                JAN-91    5.64                    JAN-95    2.87
                FEB-91    5.31                    FEB-95    2.86
                MAR-91    4.90                    MAR-95    2.79
                APR-91    4.81                    APR-95    3.05
                MAY-91    5.03                    MAY-95    3.12
                JUN-91    4.69                    JUN-95    2.97
                JUL-91    4.36                    JUL-95    2.83
                AUG-91    3.80                    AUG-95    2.55
                SEP-91    3.39                    SEP-95    2.54
                OCT-91    2.85                    OCT-95    2.74
                NOV-91    3.06                    NOV-95    2.60
                DEC-91    2.98                    DEC-95    2.60
                JAN-92    2.67                    JAN-96    2.72
                FEB-92    2.82                    FEB-96    2.72
                MAR-92    3.19                    MAR-96    2.91
                APR-92    3.18                    APR-96    2.90
                MAY-92    3.02                    MAY-96    2.89
                JUN-92    3.01                    JUN-96    2.82
                JUL-92    3.15                    JUL-96    2.95
                AUG-92    3.07                    AUG-96    2.88
                SEP-92    2.99                    SEP-96    3.00
                OCT-92    3.28                    OCT-96    2.99
                NOV-92    3.12                    NOV-96    3.18
                DEC-92    2.96                    DEC-96    3.31
                JAN-93    3.18                    JAN-97    3.04
                FEB-93    3.24                    FEB-97    3.03
                MAR-93    3.02                    MAR-97    2.70
                APR-93    3.15                    APR-97    2.43
                MAY-93    3.22                    MAY-97    2.23
                JUN-93    3.00                    JUN-97    2.30
                JUL-93    2.84                    JUL-97    2.16
                AUG-93    2.84                    AUG-97    2.22
                SEP-93    2.76                    SEP-97    2.22
                OCT-93    2.75                    OCT-97    2.08
                NOV-93    2.67                    NOV-97    1.89
                DEC-93    2.81                    DEC-97    1.70
                                                  JAN-98    1.57
                                                  FEB-98    1.44
                                                  MAR-98    1.38

    We believe that the overall trend of "disinflation" in consumer prices should continue in the months ahead, even though the rate of productivity growth may slow and the decline in world commodity prices may already be leveling off. The strong U.S. dollar will keep import prices low, and any slowdown in domestic demand will further limit pricing power for most companies. In fact, the spread of deflation from the producer to the consumer level may pose a larger threat to the overall outlook than the possibility of rising prices. To be sure, if the U.S. economy slows more dramatically than expected, price cuts will be seen for a wide variety of goods and services, putting even more pressure on profit margins for many companies.

                        ECONOMIC AND INVESTMENT REVIEW

                                 March 31, 1998


                                 THE BOND MARKET

    The bond market rally continued during the first weeks of 1998, which brought some long-term interest rates near their historic lows. As the first quarter progressed, however, bond yields drifted higher and finished the quarter at roughly the same level as at the end of last year.

    Long-term interest rates should continue to decline if, as expected, the pace of growth weakens and inflation continues to slow in the months ahead. As long as the Federal Reserve keeps monetary policy on hold, however, short-term interest rates will remain near their current levels. Under this scenario, it is possible that the yield curve could invert temporarily in the weeks or months ahead, with long-term interest rates falling below the level of short-term rates. If this scenario does unfold, the Fed would likely ease policy fairly quickly; thus, sending short-term rates lower and allowing the yield curve to resume its more normal positive slope.

    Capital investment also continues at a rapid pace, as companies look for new ways to increase efficiency. Strong growth in labor productivity over recent years has been an important element in sustaining the economic expansion, by allowing wages to rise without increasing overall production costs and, thereby, keeping inflation low. The capital spending boom is likely to slow somewhat in the months ahead, but will continue to be a source of growth for the overall economy.

                                THE STOCK MARKET

    As the current U.S. economic expansion enters its eighth year, the trend in domestic stock prices remains positive, although occasionally volatile. All major domestic indices experienced double-digit gains during the first quarter of 1998, with larger growth companies leading the way. This advance leaves large segments of the market, including many blue chips, fully valued or overvalued and therefore vulnerable to correction. A correction could occur in response to bad news, the most likely source of which is probably weak corporate earnings.

                        ECONOMIC AND INVESTMENT REVIEW

                                 March 31, 1998


    However, because we are unable to forecast the end of the expansion, and because the environment for equities remains generally favorable, we expect the long-term positive trend to remain intact. Outside the U.S., European stocks are making impressive gains this year amid continuing economic recovery and corporate restructuring. The Asian Pacific markets are mixed, with some enjoying a rebound and others still reflecting significant investor concern.

    We are pleased to fulfill your unique investment needs through the distinct investment disciplines represented by the First American Funds. Our twin focus on competitive investment return and control of risk will help you achieve your long term investment goals. We appreciate your confidence and look forward to serving you in the coming year.

Sincerely,

/s/ John M. Murphy, Jr.

John M. Murphy, Jr.
Chairman and Chief Investment Officer
First American Asset Management

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                             PRIME OBLIGATIONS FUND

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
COMMERCIAL PAPER -- 61.5%
BROKERAGE -- 4.0%
Goldman Sachs Group L P
  5.816%, 04/17/98                             $    50,000       $    49,873
  5.599%, 05/27/98                                  75,000            74,361
  0.000%, 08/14/98                                  20,000            19,579
Merrill Lynch & Company
  5.587%, 04/06/98                                  50,000            49,961
  5.590%, 04/06/98                                  10,000             9,992
Salomon Smith Barney Holdings
  5.580%, 04/21/98                                  50,000            49,846
                                                                 -----------
                                                                     253,612
                                                                 -----------
CAPTIVE FINANCE -- 4.4%
Ford Motor Credit
  5.556%, 04/08/98                                  25,000            24,973
  5.450%, 04/09/98                                 100,000            99,879
General Electric Capital
  5.539%, 05/12/98                                  50,000            49,689
  5.539%, 05/13/98                                  50,000            49,681
Providian Master Trust
  5.584%, 05/11/98                                  50,000            49,693
                                                                 -----------
                                                                     273,915
                                                                 -----------
COMMERCIAL FUNDING CORPORATIONS -- 17.4%
Asset Securitization Coop
  5.581%, 04/24/98 (B)                              15,000            14,947
Distribution Funding
  5.594%, 04/13/98 (B)                              35,000            34,935
  5.560%, 04/14/98 (B)                              17,500            17,465
  5.574%, 04/15/98 (B)                              49,840            49,732
  5.577%, 04/17/98 (B)                              40,160            40,061
Equipment Intermediation Partnership
  5.606%, 04/02/98 (B)                              24,960            24,956
Fleet Funding
  5.562%, 04/01/98 (B)                              14,000            14,000

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
  5.595%, 04/22/98 (B)                         $    50,000       $    49,838
  5.586%, 04/29/98 (B)                              47,596            47,391
Pooled Accounts Receivable Capital
  5.580%, 04/14/98 (B)                              27,840            27,784
  5.597%, 04/16/98 (B)                              50,000            49,884
  5.601%, 04/17/98 (B)                              50,284            50,160
  5.587%, 04/20/98 (B)                              37,474            37,364
  5.576%, 04/23/98 (B)                              30,000            29,898
  5.598%, 04/27/98 (B)                              65,507            65,244
Premium Funding E
  5.552%, 04/02/98 (B)                              28,936            28,932
  5.594%, 04/06/98 (B)                              31,492            31,468
  5.580%, 04/13/98 (B)                              41,115            41,039
  5.593%, 04/17/98 (B)                              45,000            44,889
  5.606%, 04/20/98 (B)                              20,000            19,941
  5.606%, 04/24/98 (B)                              35,303            35,177
  5.605%, 04/29/98 (B)                              20,000            19,913
  5.603%, 05/01/98 (B)                              35,000            34,838
Receivables Capital
  5.531%, 04/14/98 (B)                              44,000            43,913
  5.542%, 04/22/98 (B)                              60,000            59,808
  5.574%, 04/22/98 (B)                              25,000            24,919
  5.535%, 04/24/98 (B)                              35,353            35,229
  5.545%, 04/24/98 (B)                              34,000            33,881
  5.579%, 04/24/98 (B)                              35,286            35,161
  5.540%, 05/01/98 (B)                              45,000            44,792
                                                                 -----------
                                                                   1,087,559
                                                                 -----------
COMMERCIAL/INDUSTRIAL -- 0.7%
McGraw Hill
  5.520%, 05/05/98                                  22,500            22,383
  5.822%, 05/27/98                                  20,000            19,823
                                                                 -----------
                                                                      42,206
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
DIVERSIFIED FINANCE -- 2.0%
General Electric Capital
  5.450%, 04/08/98                             $   100,000       $    99,894
  5.543%, 05/22/98                                  25,000            24,806
                                                                 -----------
                                                                     124,700
                                                                 -----------
DOMESTIC BANK -- 13.0%
Cibinong International Finance B V
 (LOC: Bank America)
  5.616%, 04/08/98                                  15,500            15,483
  5.626%, 04/08/98                                  19,906            19,884
Hahn Issuing II (LOC: Citibank)
  5.598%, 04/29/98                                  23,321            23,220
International Securitization
 (Guarantor: FNB Chicago)
  5.524%, 04/09/98 (B)                              20,000            19,976
  5.539%, 04/16/98 (B)                              20,000            19,954
  5.757%, 04/16/98 (B)                               5,146             5,134
  5.760%, 04/20/98 (B)                              11,848            11,813
  5.570%, 04/22/98 (B)                              26,800            26,713
  5.539%, 04/23/98 (B)                              47,380            47,221
  5.539%, 04/23/98 (B)                              27,000            26,910
  5.573%, 04/27/98 (B)                              20,125            20,045
  5.584%, 05/07/98 (B)                              50,000            49,724
  5.592%, 07/09/98 (B)                              10,000             9,849
  5.598%, 07/16/98 (B)                              20,350            20,021
Kzh Crescent (LOC: Chase Manhattan)
  5.538%, 04/07/98 (B)                               5,044             5,039
  5.577%, 04/30/98 (B)                              15,545            15,476
  5.552%, 05/19/98 (B)                              10,123            10,049

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
Kzh Holding III (LOC: Chase Manhattan)
  5.646%, 04/03/98 (B)                         $    11,068       $    11,065
  5.538%, 04/07/98 (B)                               8,081             8,074
  5.506%, 04/14/98 (B)                              24,719            24,671
  5.629%, 04/14/98 (B)                               8,500             8,483
  5.626%, 04/15/98 (B)                              18,000            17,961
  5.546%, 04/16/98 (B)                              16,530            16,492
  5.551%, 04/16/98 (B)                              10,000             9,977
  5.553%, 04/16/98 (B)                              25,000            24,943
  5.627%, 04/17/98 (B)                              20,000            19,950
  5.577%, 04/30/98 (B)                              28,679            28,552
  5.635%, 05/06/98 (B)                              35,305            35,113
  5.795%, 05/07/98 (B)                              14,147            14,067
  5.623%, 06/12/98 (B)                              25,000            24,723
  5.587%, 07/22/98 (B)                              16,690            16,407
Kzh Soleil (LOC: Chase Manhattan)
  5.762%, 04/08/98 (B)                               8,006             7,997
  5.506%, 04/14/98 (B)                               9,119             9,101
  5.552%, 04/16/98 (B)                               5,769             5,756
  5.555%, 04/20/98 (B)                               9,269             9,242
  5.577%, 04/30/98 (B)                              16,672            16,598
  5.552%, 05/19/98 (B)                              15,184            15,073
  5.623%, 05/26/98 (B)                              10,123            10,037
Kzh-Ing-1 (LOC: Chase Manhattan)
  5.551%, 04/14/98 (B)                               6,803             6,790
  5.577%, 05/18/98 (B)                              12,645            12,554
Kzh-Ing-2 (LOC: Chase Manhattan)
  5.627%, 04/09/98 (B)                              15,173            15,154
  5.506%, 04/14/98 (B)                              10,215            10,195
  5.552%, 04/16/98 (B)                               6,578             6,563
  5.577%, 05/18/98 (B)                              15,174            15,065
  5.620%, 05/22/98 (B)                              14,078            13,967

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
Minmetals Caps & Securities (LOC: Bancamerica)
  5.838%, 04/09/98                             $    30,000       $    29,962
  5.533%, 07/23/98                                  20,000            19,661
  5.577%, 07/23/98                                   5,000             4,915
                                                                 -----------
                                                                     815,619
                                                                 -----------
DOMESTIC BRANCH OF FOREIGN BANK -- 0.8%
Alfa Russia Finance B V (LOC: Societe Generale NY)
  0.000%, 07/31/98                                  10,000             9,809
  5.670%, 07/31/98                                  10,000             9,809
Banco del Istmo S A (LOC: Barclays Bank NY)
  5.604%, 04/28/98                                  10,000             9,958
  5.602%, 04/29/98                                  10,000             9,957
  5.607%, 04/30/98                                  10,000             9,955
                                                                 -----------
                                                                      49,488
                                                                 -----------
FOREIGN BANKS -- 8.2%
Banca Serfin S A Institucion de Banca Multiple
 Grupo (LOC: Barclays Bank)
  5.879%, 06/12/98                                  15,000            14,829
Banco Nacional de Comercio Exterior S N
 (LOC: Societe Generale)
  5.536%, 05/06/98                                  42,500            42,274
Banco Real S A (LOC: Barclays Bank)
  5.690%, 04/21/98                                  40,000            39,877
China Merchants Cayman
 (LOC: Credit Suisse)
  5.560%, 04/28/98                                  15,000            14,938
  5.557%, 05/14/98                                  20,000            19,869
Chinatex Caps (LOC: Credit Suisse)
  5.588%, 04/14/98                                  20,200            20,159
  5.580%, 05/28/98                                  16,200            16,059
Cofco Capital (LOC: Credit Suisse)
  5.556%, 04/28/98                                  30,000            29,877
  5.569%, 05/22/98                                  15,000            14,883
  5.598%, 05/28/98                                  20,122            19,946

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
Cofco Capital (LOC: Credit Suisse)
  5.545%, 04/22/98                             $    10,000       $     9,968
Cofco Capital (LOC: Credit Suisse)
  5.617%, 06/24/98                                  20,000            19,741
Corporacion Andina de Fomento
 (LOC: Barclays Bank)
  5.591%, 05/05/98                                  11,000            10,942
  5.593%, 05/07/98                                  20,000            19,889
Cosco Cayman Limited
 (LOC: Credit Suisse)
  5.600%, 05/06/98                                  20,000            19,892
Grupo Financiero Bancomer S A Grand
 Cayman Branch (LOC: Bank of Montreal)
  5.576%, 04/06/98                                  25,000            24,981
  5.589%, 04/21/98                                  50,000            49,847
Pemex Capital (LOC: Swiss Bank)
  5.717%, 05/14/98                                  23,607            23,449
  5.568%, 05/20/98                                  35,000            34,737
  5.823%, 06/11/98                                  20,000            19,777
Sinochem American (LOC: Credit Suisse)
  5.610%, 04/13/98                                   5,000             4,991
  5.613%, 04/13/98                                  14,325            14,298
  5.553%, 04/20/98                                  20,000            19,942
  5.604%, 05/04/98                                   9,000             8,954
                                                                 -----------
                                                                     514,119
                                                                 -----------
FOREIGN FUNDING CORPORATIONS -- 3.6%
Sigma Finance
  5.565%, 04/28/98 (B)                              50,000            49,794
  5.581%, 04/29/98 (B)                              50,000            49,784
  5.589%, 05/20/98 (B)                              45,500            45,157
  5.581%, 05/29/98 (B)                              50,000            49,555
  5.609%, 07/15/98 (B)                              30,000            29,523
                                                                 -----------
                                                                     223,813
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
RETAIL FUNDING CORPORATIONS -- 7.4%
Enterprise Funding
  5.551%, 04/01/98 (B)                         $    35,116       $    35,116
  5.529%, 04/06/98 (B)                              17,000            16,987
  5.460%, 04/07/98 (B)                              62,272            62,215
  5.522%, 04/07/98 (B)                              30,093            30,066
  5.580%, 04/09/98 (B)                              11,047            11,033
  5.534%, 04/13/98 (B)                              16,240            16,210
  5.585%, 04/15/98 (B)                              10,162            10,140
  5.544%, 04/16/98 (B)                              25,294            25,236
  5.621%, 04/27/98 (B)                              20,000            19,920
  5.553%, 05/26/98 (B)                              13,448            13,336
  5.582%, 05/29/98 (B)                              20,000            19,822
First Deposit Master Trust
  5.544%, 04/03/98 (B)                              50,000            49,985
  5.548%, 04/08/98 (B)                              50,000            49,947
  5.533%, 04/20/98 (B)                              20,900            20,840
  5.607%, 06/08/98 (B)                              23,000            22,760
  5.609%, 06/11/98 (B)                              24,388            24,123
Providian Master Trust
  5.605%, 05/08/98 (B)                              13,000            12,926
  5.581%, 05/12/98 (B)                              24,500            24,346
                                                                 -----------
                                                                     465,008
                                                                 -----------
TOTAL COMMERCIAL PAPER
 (Cost $3,850,039)                                                 3,850,039
                                                                 -----------
CORPORATE OBLIGATIONS -- 24.5%
BROKERAGE -- 9.4%
Bear Stearns
  5.730%, 04/01/98 (A)                              75,000            75,000
  5.740%, 04/15/98 (A)                             100,000           100,000
J.P. Morgan & Company
  5.750%, 03/10/99                                  25,000            25,000
Morgan Stanley
  5.758%, 04/15/98 (A)                              75,000            75,000

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                      PAR (000)       VALUE (000)
-----------------------------------------------------------------------------
Structured Enhanced Return Trust 1997 A-32
 (Guarantor: Merrill Lynch)
  6.019%, 04/23/98 (A) (B)                     $    107,000      $   107,000
Structured Products Asset Return
 Certificate Tr Series 98-1 (Credit Support:
 CS Financial Products)
  5.744%, 05/27/98 (B)                              125,000          125,000
WFP Tower B Finance Short Term Steers Trust
 (Guarantor: Merrill Lynch)
  5.718%, 04/08/98 (A)                               84,000           83,989
                                                                 -----------
                                                                     590,989
                                                                 -----------
CAPTIVE FINANCE -- 0.5%
Ford Motor Credit
  9.250%, 06/15/98                                   14,415           14,508
  5.625%, 12/15/98                                   14,525           14,530
  8.000%, 01/15/99                                    3,000            3,053
                                                                 -----------
                                                                      32,091
                                                                 -----------
DIVERSIFIED FINANCE -- 0.8%
Associates of North America
  7.250%, 05/15/98                                    3,660            3,666
  5.250%, 09/01/98                                    5,000            4,988
  6.500%, 09/09/98                                   18,650           18,697
Beneficial Corp
  8.220%, 06/15/98                                   11,865           11,920
International Lease Finance
  8.350%, 10/01/98                                    6,469            6,546
  5.990%, 01/15/99                                    6,675            6,695
                                                                 -----------
                                                                      52,512
                                                                 -----------
DOMESTIC BANKS -- 1.5%
Credit Suisse First Boston
  5.468%, 04/02/98 (B)                               25,000           24,994
  6.148%, 06/02/98 (B)                                8,000            8,004

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                      PAR (000)        VALUE (000)
-----------------------------------------------------------------------------
Dpm Trust Series 1 (Credit Support:
 Morgan Guaranty)
  5.635%, 07/15/98 (B)                         $     59,000      $     58,953
                                                                 ------------
                                                                       91,951
                                                                 ------------
FINANCIAL SERVICES -- 0.1%
Goldman Sachs
  6.100%, 04/15/98                                    3,000             3,000
                                                                 ------------
FOREIGN FUNDING CORPORATIONS -- 5.0%
Salts III Cayman Island Ser. 97-10
 (Guarantor: Bankers Trust)
  6.100%, 06/12/98 (B)                               40,000            40,000
Salts III Cayman Island
 (Guarantor: Bankers Trust)
  6.037%, 06/18/98 (B)                              100,000           100,000
  5.725%, 07/23/98 (B)                              100,000           100,000
Sigma Finance
  5.870%, 07/30/98 (B)                               21,000            20,990
  5.760%, 03/31/99 (B)                               50,000            50,000
                                                                 ------------
                                                                      310,990
                                                                 ------------
INSURANCE -- 7.2%
Anchor National Life Insurance Investment
  5.670%, 04/01/98 (A) (C)                           75,000            75,000
Commonwealth Life Insurance
  5.873%, 04/01/98 (A) (C)                          225,000           225,000
Sun Life Insurance of America
  6.000%, 04/01/98 (A) (C)                           75,000            75,000
  5.730%, 04/01/98 (A) (C)                           75,000            75,000
                                                                 ------------
                                                                      450,000
                                                                 ------------
TOTAL CORPORATE OBLIGATIONS
 (Cost $1,531,533)                                                  1,531,533
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 5.0%
Bankers Trust NY
  6.000%, 09/10/98                             $    35,000       $    34,991
  5.700%, 03/05/99                                  25,000            24,989
Deutsche Bank NY
  5.700%, 03/30/99                                  25,000            24,983
Mercantile Safe Deposit & Trust
  5.667%, 04/01/98 (A)                              20,000            20,000
Societe Generale NY
  6.210%, 04/01/98 (A)                             100,000            99,970
  6.340%, 04/16/98                                  20,000            20,000
  6.105%, 05/26/98                                  10,000            10,001
  5.580%, 01/22/99                                  15,000            14,995
  5.580%, 02/10/99                                  40,000            39,991
  5.680%, 03/22/99                                  25,000            24,988
                                                                 -----------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $314,908)                                                     314,908
                                                                 -----------
LOAN PARTICIPATION CERTIFICATES -- 4.7%
Barclays Bank PLC
  5.550%, 04/21/98                                  50,000            50,000
  5.550%, 04/23/98                                  50,000            50,000
Toronto Dominion Bank
  5.540%, 04/15/98                                  50,000            50,000
  5.590%, 04/15/98                                  20,000            20,000
  5.590%, 04/16/98                                  20,000            20,000
  5.540%, 04/17/98                                  50,000            50,000
  5.590%, 05/05/98                                  25,000            25,000
  5.580%, 05/07/98                                  30,000            30,000
                                                                 -----------
TOTAL LOAN PARTICIPATION CERTIFICATES
 (Cost $295,000)                                                     295,000
                                                                 -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.3%
 Export-Import Bank
 5.748%, 04/15/98 (A) (B)                           70,455            70,446

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
Export-Import Bank/KA Leasing
  5.708%, 04/15/98 (A) (B)                     $    36,162       $    36,163
SLMA
  5.448%, 04/07/98 (A)                              38,400            38,222
U.S. AID
  5.682%, 04/01/98 (A)                               1,250             1,248
                                                                 -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $146,079)                                                     146,079
                                                                 -----------
TIME DEPOSIT -- 1.4%
Mercantile Bank St. Louis
  5.875%, 04/01/98                                  87,000            87,000
                                                                 -----------
TOTAL TIME DEPOSIT
 (Cost $87,000)                                                       87,000
                                                                 -----------
REPURCHASE AGREEMENT -- 0.7%
Donaldson Lufkin & Jenrette
 5.900%, dated 03/31/98, matures
 04/01/98, repurchase price $46,694,651
 (collateralized by U.S. Treasury Instruments:
 total market value $47,620,814)                    46,687            46,687
                                                                 -----------
TOTAL REPURCHASE AGREEMENT
 (Cost $46,687)                                                       46,687
                                                                 -----------
TOTAL INVESTMENTS -- 100.1%
 (Cost $6,271,246)                                                 6,271,246
                                                                 -----------
OTHER ASSETS AND LIABILITIES, NET-- (0.1%)                            (7,842)
                                                                 -----------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.01 par value -- 20 billion authorized)
 based on 4,916,963,736 outstanding shares                         4,916,963
Portfolio Shares -- Retail Class A
 ($.01 par value -- 20 billion authorized)
 based on 888,107,172 outstanding shares                             888,110

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                       PRIME OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
Portfolio Shares -- Retail Class B
 ($.01 par value -- 20 billion authorized)
 based on 1,913,167 outstanding shares                           $     1,913
Portfolio Shares -- Class D
 ($.01 par value -- 20 billion authorized)
 based on 456,252,149 outstanding shares                             456,252
Undistributed net investment income                                      171
Accumulated net realized loss on investments                              (5)
                                                                 -----------
TOTAL NET ASSETS-- 100.0%                                         $6,263,404
                                                                 -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE-- CLASS Y                                       $      1.00
                                                                 -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE-- RETAIL CLASS A                                $      1.00
                                                                 -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE-- RETAIL CLASS B (1)                            $      1.00
                                                                 -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE-- CLASS D                                       $      1.00
                                                                 -----------

(1) Retail Class B has a contingent deferred sales charge. For a description of possible redemption charge, see the notes to the financial statements.
(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the next reset date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(C) Private Placement Securities considered illiquid investments.
AID--Agency for International Development
LOC--Letter of Credit
SLMA--Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                           GOVERNMENT OBLIGATIONS FUND

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 50.9%
 Export-Import Bank
  5.688%, 04/15/98 (A) (B)                     $    25,000       $    25,000
  5.708%, 04/15/98 (A) (B)                          18,198            18,199
  5.748%, 04/15/98 (A) (B)                          30,000            29,996
FFCB
  5.620%, 04/01/98                                  33,000            33,000
  5.790%, 04/01/98 (A)                              20,000            20,016
  5.900%, 06/02/98                                  20,000            20,003
  5.750%, 07/01/98                                   7,000             7,000
  5.700%, 11/03/98                                  15,000            14,997
FHLB
  5.500%, 03/26/99                                  15,000            14,982
  6.000%, 04/01/98 (A)                              25,000            25,007
  5.790%, 04/01/98 (A)                              13,000            12,989
  5.960%, 06/09/98                                   3,000             3,001
  5.760%, 07/08/98                                   8,440             8,440
  5.755%, 09/30/98                                  14,750            14,750
  5.625%, 10/08/98                                   5,000             5,003
  5.792%, 10/23/98                                   3,000             3,005
FHLMC
  5.450%, 04/03/98                                  75,000            74,977
  5.509%, 04/07/98                                  31,000            30,972
  5.530%, 04/15/98                                  50,000            49,892
  5.505%, 03/12/99                                  25,000            24,978
FNMA
  5.718%, 04/07/98 (A)                              50,000            49,991
  6.080%, 05/06/98                                  15,000            15,002
  5.630%, 08/14/98                                  15,000            14,990
  5.710%, 09/09/98                                  10,000            10,003
  5.870%, 09/25/98                                  10,000            10,013
  5.330%, 02/12/99                                  15,000            14,981
  4.940%, 02/23/99                                  10,000             9,943

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                     GOVERNMENT OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
SLMA
  5.378%, 04/07/98 (A)                         $    20,000       $    20,000
  5.378%, 04/07/98 (A)                              10,000            10,000
  5.400%, 04/07/98 (A)                              25,000            24,943
  5.448%, 04/07/98 (A)                              14,000            13,986
  5.850%, 06/10/98                                  10,000            10,001
  6.250%, 06/30/98                                  10,000            10,016
  5.600%, 08/11/98                                  15,000            14,990
  5.790%, 09/16/98                                  15,000            15,001
  5.820%, 09/16/98                                  14,400            14,404
  5.740%, 11/16/98                                  25,000            25,031
  5.720%, 11/20/98                                  15,000            14,995
  5.400%, 02/10/99                                  25,000            24,980
U.S. AID
  5.568%, 04/07/98 (A)                              13,000            13,000
  5.568%, 04/07/98 (A)                               4,000             4,003
  5.568%, 04/07/98 (A)                              11,000            11,000
  5.618%, 04/07/98 (A)                                 800               800
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $788,280)                                                     788,280
                                                                 -----------
OTHER U.S. GOVERNMENT OBLIGATIONS -- 10.0%
 Downey Savings & Loan (LOC: FHLB
 of San Francisco)
  5.560%, 07/06/98                                  20,000            19,711
Secondary Market Services (LOC: SLMA
 of San Francisco)
  5.524%, 04/08/98                                  50,000            49,947
  5.509%, 04/09/98                                  17,903            17,881
  5.503%, 04/14/98                                  17,522            17,487
  5.505%, 04/17/98                                  25,150            25,089
  5.512%, 04/20/98                                  25,000            24,928
                                                                 -----------
TOTAL OTHER U.S. GOVERNMENT OBLIGATIONS
 (Cost $155,043)                                                     155,043
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                     GOVERNMENT OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 39.1%
C S First Boston
 5.950%, dated 03/31/98, matures
 04/01/98, repurchase price $70,011,569
 (collateralized by U.S. Treasury Note:
 total market value $71,590,631)               $    70,000       $    70,000
Donaldson Lufkin & Jenrette
 5.950%, dated 03/31/98, matures
 04/01/98, repurchase price $256,567,398
 (collateralized by U.S. Treasury Instruments:
 total market value $261,656,167)                  256,525           256,525
Prudential Securities
 5.950%, dated 03/31/98, matures
  04/01/98, repurchase price $70,011,569
 (collateralized by U.S. Treasury Instruments:
 total market value $71,400,573)                    70,000            70,000
Salomon Smith Barney
 5.940%, dated 03/31/98, matures
 04/01/98, repurchase price $70,011,550
 (collateralized by U.S. Treasury Notes:
 total market value $71,455,632)                    70,000            70,000
Societe Generale
 5.950%, dated 03/31/98, matures
 04/01/98, repurchase price $70,011,569
 (collateralized by U.S. Treasury Instruments:
 total market value $71,452,000)                    70,000            70,000
UBS Securities
 5.960%, dated 03/31/98, matures
 04/01/98, repurchase price $70,011,589
 (collateralized by U.S. Treasury Bills:
 total market value $71,401,825)                    70,000            70,000
                                                                 -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $606,525)                                                     606,525
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                     GOVERNMENT OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
 (Cost $1,549,848)                                               $ 1,549,848
                                                                 -----------
OTHER ASSETS AND LIABILITIES, NET-- 0.0% (C)                            (562)
                                                                 -----------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.01 par value -- 20 billion authorized)
 based on 1,121,875,334 outstanding shares                         1,121,876
Portfolio Shares -- Class D
 ($.01 par value -- 20 billion authorized)
 based on 427,807,233 outstanding shares                             427,806
Accumulated net realized loss on investments                            (396)
                                                                 -----------
TOTAL NET ASSETS-- 100.0%                                        $ 1,549,286
                                                                 -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE-- CLASS Y                                       $      1.00
                                                                 -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE-- CLASS D                                       $      1.00
                                                                 -----------

(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the next reset date.
(B) Security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established be the Board of Directors.
(C) Other assets and liabilities representing greater than five percent of total net assets include the following (000):

      Cash collateral received for securities on loan          $ 375,979
      Payable upon return of securities on loan                $(375,979)

AID--Agency for International Development FFCB--Federal Farm Credit Bank
FHLB--Federal Home Loan Bank FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
LOC--Letter of Credit
SLMA--Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                            TREASURY OBLIGATIONS FUND

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 22.4%
U.S. Treasury Bills
  5.940%, 04/02/98                             $    50,000       $    49,992
  5.880%, 04/30/98                                  25,000            24,888
  5.590%, 05/28/98                                  25,000            24,790
  5.570%, 08/20/98                                  25,000            24,483
  5.530%, 11/12/98                                  50,000            48,353
  5.520%, 12/10/98                                  50,000            48,159
U.S. Treasury Notes
  7.875%, 04/15/98                                  50,000            50,037
  5.875%, 04/30/98                                  25,000            24,999
  6.125%, 05/15/98                                  50,000            50,011
  8.250%, 07/15/98                                  50,000            50,347
  5.250%, 07/31/98                                  50,000            49,933
  6.125%, 08/31/98                                  75,000            75,134
  4.750%, 09/30/98                                  50,000            49,803
  7.125%, 10/15/98                                  50,000            50,388
  5.875%, 10/31/98                                  25,000            25,030
  5.125%, 11/30/98                                  50,000            49,918
  5.625%, 11/30/98                                 100,000            99,989
  5.750%, 12/31/98                                  50,000            50,057
  6.375%, 01/15/99                                  75,000            75,541
  6.250%, 03/31/99                                 125,000           125,847
  7.000%, 04/15/99                                  50,000            50,701
                                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,098,400)                                                 1,098,400
                                                                 -----------
REPURCHASE AGREEMENTS -- 77.8%
Bear Stearns
 5.950%, dated 03/31/98, matures
 04/01/98, repurchase price $450,074,375
 (collateralized by U.S. Treasury STRIPS:
 total market value $459,014,000)                  450,000           450,000
CS First Boston
 5.950%, dated 03/31/98, matures
 04/01/98, repurchase price  $220,036,361
 (collateralized by U.S. Treasury Notes:
 total market value $226,593,838)                  220,000           220,000

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TREASURY OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
Donaldson Lufkin & Jenrette
 5.950%, dated 03/31/98, matures
 04/01/98, repurchase price $237,041,171
 (collateralized by U.S. Treasury Instruments:
 total market value $241,742,597)              $   237,002       $   237,002
First Union Capital
 5.900%, dated 03/31/98, matures
 04/01/98, repurchase price $220,036,056
 (collateralized by U.S. Treasury Instruments:
 total market value $224,698,697)                  220,000           220,000
Goldman Sachs
 5.550%, dated 03/27/98, matures
 04/01/98, repurchase price $200,154,1667
 (collateralized by U.S. Treasury Bonds:
 total market value $203,946,000)                  200,000           200,000
Merrill Lynch
 5.625%, dated 03/30/98, matures
 04/01/98, repurchase price $200,062,500
 (collateralized by U.S. Treasury Instruments:
 total market value $204,229,000)                  200,000           200,000
Nomura Securities
 5.930%, dated 03/31/98, matures
 04/01/98, repurchase price $400,065,889
 (collateralized by U.S. Treasury Instruments:
 total market value $408,000,593)                  400,000           400,000
Prudential Securities
 5.950%, dated 03/31/98, matures
 04/01/98, repurchase price $220,036,361
 (collateralized by U.S. Treasury Instruments:
 total market value $224,400,016)                  220,000           220,000
Salomon Smith Barney
 5.940%, dated 03/31/98, matures
 04/01/98, repurchase price $930,153,450
 (collateralized by U.S. Treasury Instruments:
 total market value $949,053,133)                  930,000           930,000

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TREASURY OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
Societe Generale
 5.850%, dated 03/31/98, matures
 04/01/98, repurchase price $130,021,125
 (collateralized by U.S. Treasury Instruments:
 total market value $132,604,000)              $   130,000       $   130,000
Societe Generale
 5.950, dated 03/31/98, matures 04/01/98,
 repurchase price $400,066,111
 (collateralized by U.S. Treasury Instruments:
 total market value $408,052,000)                  400,000           400,000
UBS Securities
 5.960%, dated 03/31/98, matures
 04/01/98, repurchase price $220,036,422
 (collateralized by U.S. Treasury Instruments:
 total market value $224,401,574)                  220,000           220,000
                                                                 -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost $3,827,002)                                                 3,827,002
                                                                 -----------
TOTAL INVESTMENTS -- 100.2%
 (Cost $4,925,402)                                                 4,925,402
                                                                 -----------
OTHER ASSETS AND LIABILITIES, NET-- (0.2%)                            (7,770)
                                                                 -----------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.01 par value -- 20 billion authorized)
 based on 1,465,154,707 outstanding shares                         1,465,155
Portfolio Shares -- Retail Class A
 ($.01 par value -- 20 billion authorized)
 based on 80,345,392 outstanding shares                               80,346
Portfolio Shares -- Class D
 ($.01 par value -- 20 billion authorized)
 based on 3,372,096,712 outstanding shares                         3,372,096
Undistributed net investment income                                        7
Accumulated net realized gain on investments                              28
                                                                 -----------
TOTAL NET ASSETS-- 100.0%                                        $ 4,917,632
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TREASURY OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION                                                      VALUE (000)
----------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE-- CLASS Y                                        $      1.00
                                                                 -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE-- RETAIL CLASS A                                 $      1.00
                                                                 -----------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
PRICE PER SHARE-- CLASS D                                        $      1.00
                                                                 -----------

STRIPS--Separately Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                            TAX FREE OBLIGATIONS FUND

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.4%
ALABAMA -- 5.9%
Birmingham, Baptist Medical Center, Living
 County Project, Series A (RB)
 (LOC: Banco Santander)
  3.800%, 04/07/98 (A)                         $     9,100       $     9,100
Jefferson County, Sewer Revenue, Series 7
 (RB) (FGIC)
  3.800%, 04/07/98 (A)                               3,000             3,000
                                                                 -----------
                                                                      12,100
                                                                 -----------
ARIZONA -- 1.3%
Maricopa County, School District #4, Mesa
 University, Capital Appreciation (GO) (FGIC)
  0.000%, 07/01/98                                   2,675             2,650
                                                                 -----------
ARKANSAS -- 0.5%
Jonesboro, Sales & Use Tax (RB) (FSA)
  3.800%, 05/15/98                                   1,000             1,000
                                                                 -----------
CALIFORNIA -- 1.5%
California State, School Cash Reserve
 Program,Tax Anticipation Notes
 (RB) (AMBAC)
  4.750%, 07/02/98                                   3,000             3,009
                                                                 -----------
COLORADO -- 1.9%
Colorado Springs, Utilities Revenue,
 Series 19 (RB)
  3.800%, 04/07/98 (A)                               2,600             2,600
Platte River Authority (RB) (MBIA)
  3.650%, 06/01/98                                   1,200             1,199
                                                                 -----------
                                                                       3,799
                                                                 -----------
DISTRICT OF COLUMBIA -- 0.5%
District of Columbia, Series B,
 Pre-refunded @ 101.5 (GO) (MBIA)
  6.750%, 06/01/98 (B)                               1,000             1,020
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
FLORIDA -- 3.2%
Florida State, Housing Finance Agency,
 Multifamily Revenue (LOC: Nationsbank) (RB)
  3.750%, 04/07/98 (A) (B)                     $     1,500       $     1,500
Sunshine State (TECP) (AMBAC)
  3.450%, 05/13/98                                   4,000             4,000
West Orange (LOC: Rabobank) (TECP)
  3.400%, 04/09/98                                   1,100             1,100
                                                                 -----------
                                                                       6,600
                                                                 -----------
GEORGIA -- 1.5%
Georgia State, Series D,
 Pre-refunded @ 102 (GO)
  7.450%, 06/01/98 (B)                               1,100             1,128
Whitfield County, Residential Care Facility
 Authority, Royal Oaks Senior Living
 Community Project (LOC: First Union
 National Bank) (RB)
  3.700%, 04/07/98 (A)                               2,000             2,000
                                                                 -----------
                                                                       3,128
                                                                 -----------
IDAHO -- 0.5%
Idaho State, Tax Anticipation Notes (GO)
  4.625%, 06/30/98                                   1,000             1,002
                                                                 -----------
ILLINOIS -- 2.5%
Illinois State, Development Finance Authority
 Revenue (LOC: Harris Trust) (RB)
  3.750%, 04/07/98 (A)                               2,000             2,000
Illinois State, Metropolitan Pier & Exposition
 Authority (RB) (AMBAC)
  3.800%, 04/07/98 (A)                               3,000             3,000
                                                                 -----------
                                                                       5,000
                                                                 -----------
KANSAS -- 3.2%
Burlington (LOC: Toronto
 Dominion Bank) (TECP)
  3.500%, 05/08/98                                   2,000             2,000

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
Shawnee County, Series 1,
 Callable 05/01/98 @ 100 (GO)
  4.000%, 02/01/99                             $     2,628       $     2,629
Shawnee, Industrial Development Revenue,
 Shawnee Village Association (LOC: Texas
 Commerce Bank N.A.) (RB)
  3.450%, 04/07/98 (A)                               1,900             1,900
                                                                 -----------
                                                                       6,529
                                                                 -----------
MARYLAND -- 2.2%
Baltimore, Port Facilities (LOC:
 Wachovia) (RB)
  3.250%, 04/07/98 (A)                               1,000             1,000
Fredrick County, Retirement Community
 Revenue, Buckinghams Choice, Series E
 (LOC: LaSalle National Bank) (RB)
  3.700%, 04/07/98 (A)                               1,500             1,500
Maryland State, Washington Suburban
 Sanitation District, Water Supply (RB)
  5.750%, 06/01/98                                   1,900             1,906
                                                                 -----------
                                                                       4,406
                                                                 -----------
MICHIGAN -- 8.8%
Hannahville, Indian Community Finance &
 Building Authority, Building Program,
 Series A (LOC: First of America) (RB)
  3.750%, 04/07/98 (A)                               4,000             4,000
Michigan State, Hospital Financial Authority
 (LOC: First of America) (RB)
  3.750%, 04/07/98 (A)                               4,900             4,900
Michigan State, Hospital Financial Authority,
 Series A (LOC: First of America) (RB)
  3.750%, 04/07/98 (A)                               1,800             1,800
Regents of University of Michigan (TECP)
  3.200%, 04/09/98                                   4,300             4,300
  3.450%, 04/09/98                                   3,000             3,000
                                                                 -----------
                                                                      18,000
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
MINNESOTA -- 2.4%
Eden Prairie, Multifamily Housing
 (LOC: Barclays Bank) (RB)
  3.750%, 04/07/98 (A)                         $     1,900       $     1,900
Western Minnesota, Municipal Power
 Agency (RB)
  4.250%, 01/01/99                                   3,000             3,000
                                                                 -----------
                                                                       4,900
                                                                 -----------
MISSISSIPPI -- 1.5%
Mississippi State, Mississippi College Project
 (LOC: Nationsbank) (RB)
  3.700%, 04/07/98 (A)                               3,000             3,000
                                                                 -----------
MISSOURI -- 5.7%
Missouri State Health & Educational Revenue,
 Drury College, Series B (RB)
  4.250%, 04/07/99                                   3,120             3,137
Missouri State (LOC: UBS) (TECP)
  3.250%, 04/03/98                                   3,000             3,000
St. Charles County, Sun River Village
 Apartments (LOC: Bank of America) (RB)
  3.750%, 04/07/98 (A)                               5,400             5,400
                                                                 -----------
                                                                      11,537
                                                                 -----------
NEVADA -- 2.0%
Nevada (GO)
  3.800%, 04/07/98 (A)                               4,000             4,000
                                                                 -----------
NEW HAMPSHIRE -- 2.2%
New Hampshire State Higher Educational &
 Health Authority, Alice Peck Day Lifecare
 Project (LOC: Corestates) (RB)
  3.650%, 04/07/98 (A)                               4,500             4,500
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
NORTH CAROLINA -- 1.7%
New Hanover County, Gang Nail Systems
 Project (LOC: Harris Trust) (RB)
  3.750%, 04/07/98 (A)                         $     3,500       $     3,500
                                                                 -----------
OKLAHOMA -- 5.0%
Garfield County, Pollution Control Revenue,
 Oklahoma Gas & Electric (RB)
  3.700%, 04/07/98 (A)                               2,300             2,300
Tulsa, Industrial Authority Revenue (RB) (MBIA)
  3.800%, 04/07/98 (A)                               7,970             7,970
                                                                 -----------
                                                                      10,270
                                                                 -----------
PENNSYLVANIA -- 1.7%
Delaware County, Catholic Health East,
 Series A (RB)
  4.500%, 11/15/98                                   2,275             2,285
Pennsylvania State (COP)
  4.800%, 06/01/98                                   1,285             1,287
                                                                 -----------
                                                                       3,572
                                                                 -----------
SOUTH CAROLINA -- 4.3%
South Carolina, Public Service Authority
 Revenue (RB) (FGIC)
  3.800%, 04/07/98 (A)                               2,000             2,000
York County (TECP) (DP)
  3.150%, 04/07/98                                   2,000             2,000
 3.500%, 04/07/98                                    2,000             2,000
 3.550%, 04/07/98                                    2,700             2,700
                                                                 -----------
                                                                       8,700
                                                                 -----------
SOUTH DAKOTA -- 3.8%
Yankton, Industrial Development Revenue,
 Alumax Project (LOC: Bank of America) (RB)
  3.750%, 04/07/98 (A)                               7,700             7,700
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
TENNESSEE -- 7.9%
Hamilton County (GO)
  5.000%, 07/01/98                             $     1,000       $     1,003
Hamilton County, Industrial Development
 Board, Tennessee Aquarium
 (LOC: Nationsbank) (RB)
  3.700%, 04/07/98 (A)                               4,000             4,000
Montgomery County, Public Building
 Authority Pooled Financing Revenue,
 Montgomery County Loan
 (LOC: Nationsbank) (RB)
  3.700%, 04/07/98 (A)                               3,085             3,085
Nashville & Davidson Counties, Metro
 Government Industrial Development
 (LOC: Barclays Bank) (RB)
  3.750%, 04/07/98 (A)                               7,035             7,035
Nashville & Davidson Counties, Metro
 Government YMCA Projects (LOC:
 Nationsbank of Georgia) (RB)
  3.700%, 04/07/98 (A)                               1,000             1,000
                                                                 -----------
                                                                      16,123
                                                                 -----------
TEXAS -- 14.8%
Austin, LOC: Morgan Guaranty (TECP)
  3.500%, 05/13/98                                   4,000             4,000
Harris County, Hospital (RB) (FSA)
  3.800%, 04/07/98 (A)                               2,775             2,775
Houston, Water & Sewer Revenue
 (RB) (FGIC)
  3.800%, 04/07/98 (A)                               7,000             7,000
Hunt County, Industrial Development
 Authority, Trico Industries Project
 (LOC: ABN Amro) (RB)
  3.500%, 04/07/98 (A)                               1,030             1,030
San Antonio, Electric & Gas (RB) (MBIA)
  3.800%, 04/07/98 (A)                               7,455             7,455
Texas A&M University (TECP)
  3.150%, 04/03/98                                   5,000             5,000

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                     PAR (000)        VALUE (000)
----------------------------------------------------------------------------
Texas State (TECP)
  3.400%, 06/08/98                             $     3,000       $     3,000
                                                                 -----------
                                                                      30,260
                                                                 -----------
UTAH -- 0.9%
Salt Lake County, Housing Authority
 Multifamily Revenue, Santa Fe Apartments
 Project (LOC: Dresdner) (RB)
  3.750%, 04/07/98 (A)                               1,900             1,900
                                                                 -----------
VERMONT -- 0.8%
Vermont State, Student Loan Revenue
 (LOC: Natwest) (RB)
  3.400%, 04/07/98 (A)                               1,565             1,565

WASHINGTON-- 6.2%
Port Seattle, Alaska Airlines Project,
 (RB) (LOC: Bank of New York)
  3.500%, 04/07/98 (A)                               5,000             5,000
Washington State, Public Power Supply
 Systems, Nuclear Project #3 (RB)
  3.800%, 04/07/98 (A)                               6,590             6,590
Washington State, Series A (GO)
  6.500%, 07/01/98                                   1,000             1,007
                                                                 -----------
                                                                      12,597
                                                                 -----------
WISCONSIN -- 6.0%
Milwaukee, Series A (RAN)
  5.000%, 02/25/99                                   5,000             5,064
Milwaukee, Series J (GO)
  4.000%, 12/01/98                                   1,825             1,826
Waupon, School District (GO)
  4.350%, 12/01/98                                   3,750             3,758
Wisconsin State (GO)
  4.700%, 11/01/98                                     750               754
Wisconsin State,
 Pre-refunded @ 100 (GO)
  7.100%, 05/01/98 (B)                                 745               747
                                                                 -----------
                                                                      12,149
                                                                 -----------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TAX FREE OBLIGATIONS FUND (CONTINUED)

DESCRIPTION                                   PAR (000) SHARES     VALUE (000)
------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $204,516)                               $                 $    204,516
                                                                 ------------
MONEY MARKET FUNDS -- 4.4%
Federated Tax Free Money Market                     2,985,590           2,986
SEI Institutional Tax Free Portfolio                6,000,000           6,000
                                                                 ------------
TOTAL MONEY MARKET FUNDS
 (Cost $8,986)                                                          8,986
                                                                 ------------
TOTAL INVESTMENTS -- 104.8%
 (Cost $213,502)                                                      213,502
                                                                 ------------
OTHER ASSETS AND LIABILITIES, NET-- (4.8%)                             (9,703)
                                                                 ------------
NET ASSETS:
Portfolio Shares -- Class Y
 ($.0001 par value -- 2 billion authorized)
 based on 157,783,451 outstanding shares                              157,782
Portfolio Shares -- Retail Class A
 ($.0001 par value -- 2 billion authorized)
 based on 41,762,841 outstanding shares                                41,761
Portfolio Shares -- Class D
 ($.01 par value -- 20 billion authorized)
 based on 4,256,198 outstanding shares                                  4,256
Undistributed net investment income                                         1
Accumulated net realized loss on investments                               (1)
                                                                 ------------
TOTAL NET ASSETS-- 100.0%                                        $    203,799
                                                                 ------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE-- CLASS Y                                       $       1.00
                                                                 ------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE-- RETAIL CLASS A                                $       1.00
                                                                 ------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION
 PRICE PER SHARE-- CLASS D                                       $       1.00
                                                                 ------------

The accompanying notes are an integral part of the financial statements.

                            STATEMENTS OF NET ASSETS
                                 March 31, 1998
                                    Unaudited


                      TAX FREE OBLIGATIONS FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------
(A) Variable Rate Security--the rate reported on the Statement of Net Assets is the rate in effect as of March 31, 1998. The date shown is the reset date.

(B) Pre-refunded Security--the pre-refunded date is shown as the maturity date on the Statement of Net Assets.

AMBAC--American Municipal Bond Assurance Company
COP--Certificate of Participation
DP--Duke Power
FGIC--Financial Guaranty Insurance Corporation
FSA--Financial Security Assurance
GO--General Obligation
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
RAN--Revenue Anticipation Note
RB--Revenue Bond
TECP--Tax Exempt Commercial Paper

The accompanying notes are an integral part of the financial statements.

                         STATEMENTS OF OPERATIONS (000)
                 For the six month period ended March 31, 1998
                                   Unaudited

                                                           PRIME        GOVERNMENT
                                                        OBLIGATIONS    OBLIGATIONS
                                                            FUND           FUND
                                                        ...........    ...........
INVESTMENT INCOME:
 Interest                                                 $149,157     $  41,915+
                                                          --------     ---------
EXPENSES:
 Investment advisory fees                                   10,328         2,962
 Less: Waiver of investment advisory fees                   (1,665)         (479)
 Administrator fees                                          1,576           451
 Distribution fees - Retail Class A                            721            --
 Distribution fees - Retail Class B                             11            --
 Distribution fees - Class D                                   171           320
 Custodian fees                                                775           222
 Registration fees                                             232            59
 Professional fees                                             102            30
 Transfer agent fees                                            68            22
 Printing                                                      129            37
 Directors' fees                                                26             7
 Amortization of organizational costs                           --            --
 Other                                                          44            20
                                                          --------     ---------
TOTAL NET EXPENSES                                          12,518         3,651
                                                          ========     =========
 Investment income - net                                   136,639        38,264
                                                          --------     ---------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                         (5)         (359)
                                                          ========     =========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $136,634     $  37,905
                                                          ========     ========

  + Includes income from securities lending program. See the Notes to the Financial Statements for additional information.

(1) For the four month period December 1, 1997 to March 31, 1998.


The accompanying notes are an integral part of the financial statements.

       TREASURY        TAX FREE
     OBLIGATIONS     OBLIGATIONS
         FUND          FUND (1)
    .............   .............
      $118,969          $1,878
      --------          ------

         8,480             215
        (1,299)            (69)
         1,292              32
            74              32
            --              --
         2,247              --
           636              16
           125              27
            83               5
            35              10
           106               3
            20               1
             2              --
            56               2
      --------          ------
        11,857             274
      ========          ======
       107,112           1,604
      --------          ------
            15              --
      ========          ======
      $107,127          $1,604
      ========          ======



The accompanying notes are an integral part of the financial statements.

                   STATEMENTS OF CHANGES IN NET ASSETS (000)
                                   Unaudited


                                                                                 PRIME
                                                                            OBLIGATIONS FUND
                                                                       .........................
                                                                           10/1/97       10/1/96
                                                                                to            to
                                                                           3/31/98       9/30/97
                                                                       -----------   -----------
  OPERATIONS:
  Investment income - net                                              $   136,639   $   192,633
  Net realized gain (loss) on investments                                       (5)         --
                                                                       -----------   -----------
  Net increase in net assets resulting from operations                     136,634       192,633
                                                                       -----------   -----------
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Investment income - net:
    Class Y                                                               (115,955)     (176,476)
    Retail Class A                                                         (14,566)       (8,570)
    Retail Class B                                                             (44)         (131)
    Class D                                                                 (5,903)       (7,465)
                                                                       -----------   -----------
  TOTAL DISTRIBUTIONS                                                     (136,468)     (192,642)
                                                                       ===========   ===========
  CAPITAL SHARE TRANSACTIONS
  AT NET ASSET VALUE OF $1.00 PER SHARE(1):
  Class Y:
    Proceeds from sales                                                  5,103,851    14,572,560
    Shares issued in connection with acquisition of Qualivest Fund         257,499            --
    Shares issued in connection with acquisition of Common
     Trust Fund Assets                                                          --       140,497
    Reinvestment of distributions                                           40,477        60,409
    Payments for redemptions                                            (4,100,728)  (14,323,805)
                                                                       -----------   -----------
  Increase in net assets from
    Class Y transactions                                                 1,301,099       449,661
                                                                       -----------   -----------
  Retail Class A:
    Proceeds from sales                                                  1,191,638       620,931
    Shares issued in connection with acquisition of Qualivest Fund         226,201            --
    Reinvestment of distributions                                           11,679         8,075
    Payments for redemptions                                              (759,670)     (545,891)
                                                                       -----------   -----------
  Increase (decrease) in net assets from
    Retail Class A transactions                                            669,848        83,115
                                                                       -----------   -----------
  Retail Class B:
    Proceeds from sales                                                      1,424         7,242
    Reinvestment of distributions                                               41           121
    Payments for redemptions                                                (1,572)       (7,107)
                                                                       -----------   -----------
  Increase (decrease) in net assets from
    Retail Class B transactions                                               (107)          256
                                                                       -----------   -----------
  Class D:
    Proceeds from sales                                                    829,973       714,714
    Payments for redemptions                                              (486,791)     (710,856)
                                                                       -----------   -----------
  Increase (Decrease) in net assets from Class D transactions              343,182         3,858
                                                                       -----------   -----------
  Increase in net assets from
    capital share transactions                                           2,314,022       536,890
                                                                       -----------   -----------
  Total increase (decrease) in net assets                                2,314,188       536,881
  NET ASSETS AT BEGINNING OF PERIOD                                      3,949,216     3,412,335
                                                                       ===========   ===========
  NET ASSETS AT END OF PERIOD (2)                                      $ 6,263,404   $ 3,949,216
                                                                       ===========   ===========

(2) Includes undistributed net investment income (000) of $171 and $0 for Prime Obligations Fund, $0 and $0 for Government Obligations Fund, and $7 and $0 for Treasury Obligations Fund at March 31, 1998 and September 30, 1997, respectively. Includes undistributed net investment income of $1, $2, $4 for Tax Free Obligations Fund for March 31, 1998, November 30, 1997 and July 31, 1997, respectively.


The accompanying notes are an integral part of the financial statements.

               GOVERNMENT                      TREASURY                                 TAX FREE
            OBLIGATIONS FUND               OBLIGATIONS FUND                         OBLIGATIONS FUND
      ...........................     ............................    ...........................................
          10/1/97         10/1/96         10/1/97         10/1/96         12/1/97          8/1/97          8/1/96
               to              to              to              to              to              to              to
          3/31/98         9/30/97         3/31/98         9/30/97         3/31/98        11/30/97         7/31/97
      -----------     -----------     -----------     -----------     -----------     -----------     -----------
      $    38,264     $    61,132     $   107,112     $   152,825     $     1,604     $       379     $     1,062
             (359)             (6)             15              19            --              --                (1)
      -----------     -----------     -----------     -----------     -----------     -----------     -----------
           37,905          61,126         107,127         152,844           1,604             379           1,061
      -----------     -----------     -----------     -----------     -----------     -----------     -----------

          (27,459)        (45,205)        (30,555)        (35,311)         (1,242)            (94)           (186)
             --              --            (1,443)           --              (359)           (287)           (876)
             --              --              --              --              --              --              --
          (10,805)        (15,962)        (75,107)       (117,545)             (4)           --              --
      -----------     -----------     -----------     -----------     -----------     -----------     -----------
          (38,264)        (61,167)       (107,105)       (152,856)         (1,605)           (381)         (1,062)
      ===========     ===========     ===========     ===========     ===========     ===========     ===========


        1,772,656       5,674,757       3,797,663       5,288,369         225,045          13,113          40,937
             --              --            11,790            --              --              --              --

             --              --              --             6,884            --              --              --
           14,520          24,252           3,911           4,510              44              62             112
       (1,611,523)     (5,530,377)     (3,246,008)     (4,719,356)        (78,010)        (11,608)        (35,807)
      -----------     -----------     -----------     -----------     -----------     -----------     -----------

          175,653         168,632         567,356         580,407         147,079           1,567           5,242
      -----------     -----------     -----------     -----------     -----------     -----------     -----------

             --              --           151,771            --            57,207          13,623          53,776
             --              --            86,624            --              --              --              --
             --              --             1,113            --               277             295             854
             --              --          (159,162)           --           (44,384)        (16,923)        (53,104)
      -----------     -----------     -----------     -----------     -----------     -----------     -----------

             --              --            80,346            --            13,100          (3,005)          1,526
      -----------     -----------     -----------     -----------     -----------     -----------     -----------

             --              --              --              --              --              --              --
             --              --              --              --              --              --              --
             --              --              --              --              --              --              --
      -----------     -----------     -----------     -----------     -----------     -----------     -----------

             --              --              --              --              --              --              --
      -----------     -----------     -----------     -----------     -----------     -----------     -----------

        1,202,632       1,115,568       4,494,550       6,989,426           4,266               1            --
       (1,112,035)     (1,047,740)     (3,969,654)     (5,758,331)            (11)           --              --
      -----------     -----------     -----------     -----------     -----------     -----------     -----------
           90,597          67,828         524,896       1,231,095           4,255               1            --
      -----------     -----------     -----------     -----------     -----------     -----------     -----------

          266,250         236,460       1,172,598       1,811,502         164,434          (1,437)          6,768
      -----------     -----------     -----------     -----------     -----------     -----------     -----------
          265,891         236,419       1,172,620       1,811,490         164,433          (1,439)          6,767
        1,283,395       1,046,976       3,745,012       1,933,522          39,366          40,805          34,038
      ===========     ===========     ===========     ===========     ===========     ===========     ===========
      $ 1,549,286     $ 1,283,395     $ 4,917,632     $ 3,745,012     $   203,799     $    39,366     $    40,805
      ===========     ===========     ===========     ===========     ===========     ===========     ===========

                              FINANCIAL HIGHLIGHTS
                For the period ended March 31, 1998 (unaudited)
                    and for the periods ended September 30.
                 For a share outstanding throughout the period


                  NET ASSET                     DIVIDENDS     NET ASSET
                    VALUE           NET         FROM NET        VALUE
                  BEGINNING     INVESTMENT     INVESTMENT      END OF
                  OF PERIOD       INCOME         INCOME        PERIOD
                 .......................................................
PRIME OBLIGATIONS FUND
 CLASS Y
 1998*          $ 1.00           $  0.027       $ (0.027)     $  1.00
 1997             1.00              0.052         (0.052)        1.00
 1996             1.00              0.052         (0.052)        1.00
 1995             1.00              0.055         (0.055)        1.00
 1994             1.00              0.035         (0.035)        1.00
 1993             1.00              0.030         (0.030)        1.00
 1992             1.00              0.039         (0.039)        1.00
 1991             1.00              0.064         (0.064)        1.00
 1990(1)          1.00              0.046         (0.046)        1.00
 RETAIL CLASS A
 1998*          $ 1.00           $  0.025       $ (0.025)     $  1.00
 1997             1.00              0.049         (0.049)        1.00
 1996             1.00              0.050         (0.050)        1.00
 1995(2)          1.00              0.038         (0.038)        1.00
 RETAIL CLASS B
 1998*          $ 1.00           $  0.022       $ (0.022)     $  1.00
 1997             1.00              0.042         (0.042)        1.00
 1996             1.00              0.042         (0.042)        1.00
 1995(3)          1.00              0.032         (0.032)        1.00
 CLASS D
 1998*          $ 1.00           $  0.026       $ (0.026)     $  1.00
 1997             1.00              0.050         (0.050)        1.00
 1996             1.00              0.051         (0.051)        1.00
 1995(4)          1.00              0.038         (0.038)        1.00
GOVERNMENT OBLIGATIONS FUND
 CLASS Y
 1998*          $ 1.00           $  0.026       $ (0.026)     $  1.00
 1997             1.00              0.051         (0.051)        1.00
 1996             1.00              0.051         (0.051)        1.00
 1995             1.00              0.054         (0.054)        1.00
 1994             1.00              0.034         (0.034)        1.00
 1993             1.00              0.028         (0.028)        1.00
 1992             1.00              0.038         (0.038)        1.00
 1991             1.00              0.060         (0.060)        1.00
 1990(1)          1.00              0.045         (0.045)        1.00
 CLASS D
 1998*          $ 1.00           $  0.025       $ (0.025)     $  1.00
 1997             1.00              0.049         (0.049)        1.00
 1996             1.00              0.050         (0.050)        1.00
 1995(2)          1.00              0.038         (0.038)        1.00

  * All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized.
(1) Commenced operations on March 1, 1990. All ratios for the period have been annualized.
(2) Commenced operations on January 21, 1995. All ratios for the period have been annualized.
(3) Commenced operations on January 23, 1995. All ratios for the period have been annualized.
(4) Commenced operations on January 24, 1995. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

                                                               RATIO OF
                                               RATIO OF NET   EXPENSES TO
                                   RATIO OF     INVESTMENT      AVERAGE
                   NET ASSETS    EXPENSES TO     INCOME TO    NET ASSETS
       TOTAL         END OF        AVERAGE        AVERAGE     (EXCLUDING
      RETURN      PERIOD (000)    NET ASSETS    NET ASSETS     WAIVERS)
     ....................................................................
      2.69%+      $4,917,074        0.45%          5.30%         0.51%
      5.32         3,615,873        0.45           5.19          0.52
      5.34         3,166,213        0.45           5.20          0.54
      5.64         2,911,055        0.45           5.53          0.60
      3.56         1,307,347        0.45           3.58          0.60
      3.02           682,988        0.45           2.97          0.62
      4.02           203,765        0.45           3.90          0.59
      6.60           193,650        0.45           6.43          0.57
      4.73+          239,231        0.45           7.90          0.55

      2.56%+      $  888,170        0.70%          5.04%         0.76%
      5.06           218,261        0.70           4.95          0.77
      5.08           135,146        0.70           4.94          0.79
      3.84+           96,083        0.70           5.43          0.82

      2.18%+      $    1,912        1.45%          4.29%         1.51%
      4.27             2,018        1.45           4,17          1.52
      4.29             1,763        1.45           4.15          1.54
      3.28+               14        1.45           4.70          1.57

      2.61%+      $  456,248        0.60%          5.14%         0.66%
      5.16           113,064        0.60           5.02          0.67
      5.18           109,213        0.60           4.98          0.69
      3.86+            9,735        0.60           5.51          0.72


      2.63%+      $1,121,584        0.45%          5.18%         0.51%
      5.20           946,196        0.45           5.07          0.52
      5.24           777,594        0.45           5.10          0.54
      5.55           551,286        0.45           5.44          0.60
      3.48           455,869        0.45           3.61          0.61
      2.87           237,331        0.45           2.83          0.65
      3.85            93,770        0.45           3.71          0.64
      6.22            72,824        0.45           5.90          0.68
      4.56+           29,704        0.45           7.60          0.98

      2.55%+      $  427,702        0.60%          5.04%         0.66%
      5.04           337,199        0.60           4.92          0.67
      5.08           269,382        0.60           4.96          0.69
      3.85+          198,859        0.60           5.45          0.70

                              FINANCIAL HIGHLIGHTS
                For the period ended March 31, 1998 (unaudited)
                    and for the periods ended September 30.
                 For a share outstanding throughout the period


                         NET ASSET                      DIVIDENDS     NET ASSET
                           VALUE            NET          FROM NET        VALUE
                         BEGINNING      INVESTMENT      INVESTMENT      END OF
                         OF PERIOD        INCOME          INCOME        PERIOD
                         .......................................................
TREASURY OBLIGATIONS FUND
 CLASS Y
 1998*                   $ 1.00          $  0.026       $ (0.026)     $  1.00
 1997                      1.00             0.050         (0.050)        1.00
 1996                      1.00             0.050         (0.050)        1.00
 1995(4)                   1.00             0.038         (0.038)        1.00
 RETAIL CLASS A
 1998(5)                 $ 1.00          $  0.014       $ (0.014)     $  1.00
 CLASS D
 1998*                   $ 1.00          $  0.025       $ (0.025)     $  1.00
 1997                      1.00             0.049         (0.049)        1.00
 1996                      1.00             0.049         (0.049)        1.00
 1995                      1.00             0.051         (0.051)        1.00
 1994(6)                   1.00             0.031         (0.031)        1.00
TAX FREE OBLIGATIONS FUND(A)
 CLASS Y
 1998*(7)                $ 1.00          $  0.016       $ (0.016)     $  1.00
 1997(8)                   1.00             0.011         (0.011)        1.00
 1997(9)                   1.00             0.031         (0.031)        1.00
 1996(9)                   1.00             0.032         (0.032)        1.00
 1995(9)(10)               1.00             0.019         (0.019)        1.00
 RETAIL CLASS A
 1998*(7)                $ 1.00          $  0.014       $ (0.014)     $  1.00
 1997(8)                   1.00             0.010         (0.010)        1.00
 1997(9)                   1.00             0.027         (0.027)        1.00
 1996(9)                   1.00             0.028         (0.028)        1.00
 1995(9)(10)               1.00             0.017         (0.017)        1.00
 CLASS D
 1998*(7)                $ 1.00          $  0.010       $ (0.010)     $  1.00
 1997(11)                  1.00              0.00         (0.000)        1.00



  * All ratios for the period have been annualized.
  + Returns are for the period indicated and have not been annualized.
(A) The financial highlights for Tax Free Obligations Fund as set forth herein include the historical financial highlights of the Qualivest Tax-Free Money Market Fund Class A and Y shares. The assets of Qualivest Tax Free Money Market Fund were acquired by Tax Free Obligations Fund on November 25, 1997. In connection with such acquisition, (i) Class A shares of the Qualivest Tax-Free Money Market Fund wre exchanged for Class A shares of Tax Free Obligations Fund; and (ii) Qualivest Class Y and Class Q shares were exchanged for Class Y shares of Tax Free Obligations Fund.
(4) Commenced operations on January 24, 1995. All ratios for the period have been annualized.
(5) Commenced operations on November 3, 1997. All ratios for the period have been annualized.
(6) Commenced operations on October 4, 1993. All ratios for the period have been annualized.
(7) For the period December 1, 1997 to March 31, 1998. All ratios for the period have been annualized. The First American Board of Directors approved a change in the funds' fiscal year end from November 30 to September 30, effective September 30, 1998.
(8) For the period August 1, 1997 to November 30, 1997. All ratios for the period have been annualized. The First American Board of Directors approved a change in the funds' fiscal year end from July 31 to November 30, effective November 30, 1997.
(9) For the period ended July 31.
(10) Commenced operations January 9, 1995. All ratios for the period have been annualized.
(11) Commenced operations November 26, 1997. All ratios for the period have been annualized. For the period ended November 30.

The accompanying notes are an integral part of the financial statements.

                                                               RATIO OF
                                               RATIO OF NET   EXPENSES TO
                                  RATIO OF      INVESTMENT      AVERAGE
                  NET ASSETS    EXPENSES TO      INCOME TO    NET ASSETS
       TOTAL        END OF        AVERAGE         AVERAGE     (EXCLUDING
      RETURN     PERIOD (000)    NET ASSETS     NET ASSETS     WAIVERS)
     ..................................................................
      2.60%+      $1,465,155        0.45%          5.13%         0.51%
      5.14           897,797        0.45           5.03          0.53
      5.15           317,392        0.45           5.00          0.55
      3.83+          117,171        0.45           5.50          0.55

      1.21%+      $   80,368        0.70%          4.92%         0.76%

      2.53%+      $3,372,109        0.60%          4.99%         0.66%
      4.98         2,847,215        0.60           4.88          0.68
      5.00         1,616,130        0.60           4.86          0.70
      5.22         1,038,818        0.60           5.13          0.70
      3.12+          746,090        0.58           3.19          0.68


      1.59%+      $  157,779        0.45%          3.07%         0.58%
      1.08+           10,703        0.64           3.09          0.97
      3.17             9,137        0.48           3.13          0.83
      3.22             3,895        0.41           2.92          0.79
      1.88+            1,264        0.59           3.38          0.94

      1.44%+      $   41,764        0.70%          2.82%         0.83%
      0.96+           28,662        0.89           2.83          1.23
      2.76            31,668        0.88           2.73          1.23
      2.81            30,143        0.89           2.78          1.25
      1.66+           33,569        1.00           2.98          1.36

      0.70%+      $    4,256        0.60%          3.03%         0.73%
      0.04+                1        0.60           3.20          9.07

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited


1   Organization

    The First American Prime Obligations Fund, Government Obligations Fund, Treasury Obligations Fund, and Tax Free Obligations Fund (collectively, the "Funds") are funds offered by First American Funds, Inc. ("FAF"). FAF is registered under the Investment Company Act of 1940, as amended, as an open-end, investment company. The Funds' articles of incorporation permit the Board of Directors to create additional funds in the future.

    FAF offers Class A, Class B, Class C and Class D shares. Class B shares are only available pursuant to an exchange for Class B shares of another fund in the First American Investment Funds, Inc. Class B shares may also be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C and D shares are offered only to qualifying institutional investors. Class A shares were not offered by Government Obligations Fund at March 31, 1998. Class B shares are not offered by the Government Obligations Fund, Treasury Obligations Fund, or Tax Free Obligations Fund.

    The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. All classes of shares in FAF have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.


2   Summary of Significant Accounting Policies

    The significant accounting policies followed by the Funds are as follows:

    SECURITY VALUATION -- Investment securities held are stated at amortized cost which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited


    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- The Funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount is recorded on the accrual basis.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month.

    EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets for each of the funds within the First American Family of Funds (First American Funds, Inc., First American Investment Funds, Inc., and First American Strategy Funds, Inc.). Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a fund are allocated to the respective class on the basis of the relative net asset value each day.

    FEDERAL TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. For Federal income tax purposes, required distributions related to realized gains from security transactions are computed as of October 31st. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature.

    REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation or registered broker dealers whom the Adviser or Sub-Adviser deems creditworthy under guidelines approved by the

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited


Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

    Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

    SECURITIES LENDING -- Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities in order to earn additional income. The Funds' policy is to maintain collateral in the form of cash, United States' Government securities or other high grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then marked to market daily until the securities are returned.

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited


3   Fees and Expenses

    Pursuant to an investment advisory agreement (the Agreement), U.S. Bank National Association (the Adviser) manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each Fund to pay the Adviser a monthly fee based upon average daily net assets. The fee for each of the FAF Funds is equal to an annual rate of .40% of the average daily net assets.

    Through a separate contractual agreement, U.S. Bank Trust National Association, an affiliate of the Adviser, serves as the Funds' custodian. In the Statement of Operations, expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances.

    SEI Investments Distribution Co. (SIDCO) and SEI Investments Management Corporation (SIMC) serve as distributor and administrator of the Funds, respectively. Under the distribution plan, each of the Funds pay SIDCO a monthly distribution fee of .25% of each Fund's average daily net assets of the Retail Class A shares, 1.00% of the Retail Class B shares and .15% of the Corporate Trust Class D shares, which may be used by SIDCO to provide compensation for sales support and distribution activities. No distribution fees are paid by Institutional Class C shares. SIMC provides administrative services, including certain accounting, legal and shareholder services, at an annual rate of .07% of each FAF Fund's a minimum annual fee of $50,000 per Fund. To the extent that the aggregate net assets of FAF, First American Investment Funds, Inc. and First American Strategy Funds, Inc. exceed $8 billion, the annual rate of each FAF fund is reduced to .055%. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited


    In addition to the investment advisory and management fees, custodian fees, distribution fees, administrator and transfer agent fees, each fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance and other miscellaneous expenses.

    For the period ended March 31, 1998, legal fees and expenses were paid to a law firm of which the Secretary of the Funds is a partner.

    DST Systems, Inc. provides transfer agent services for the Funds.

    A Contingent Deferred Sales Charge (CDSC) is imposed on redemptions made in the Retail Class B. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                         CONTINGENT DEFERRED SALES CHARGE
                             AS A PERCENTAGE OF DOLLAR
 YEAR SINCE PURCHASE         AMOUNT SUBJECT TO CHARGE
 .....................   ..................................
      First                            5.00%
      Second                           5.00%
      Third                            4.00%
      Fourth                           3.00%
      Fifth                            2.00%
      Sixth                            1.00%
      Seventh                          0.00%
      Eighth                           0.00%

4   Securities Lending Transactions

    In order to generate additional income, certain funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at March 31, 1998, the collateral purchased

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited


with cash received and held at March 31, 1998 with respect to such loans, and income generated during the period ended March 31, 1998 from the program were as follows (000):

                           INCOME RECEIVED
                           MARKET VALUE OF      FROM SECURITIES
         FUND             LOANED SECURITIES         LENDING
 ......................   ...................   .................

Government Obligations        $375,979               $38


                                            MARKET VALUE OF
                                          COLLATERAL PURCHASED
                                           WITH CASH RECEIVED
                          ...................................................
                          REPURCHASE   MONEY MARKET   FIXED INCOME
          FUND            AGREEMENTS    INSTRUMENT     SECURITIES     TOTAL
----------------------    ----------   ------------   ------------   --------

Government Obligations    $375,756         $223           $ --       $375,979


5   Common Trust Fund Conversions

    On August 8, 1997 a common trust fund conversion took place. Certain Common Trust Funds of the Adviser and its affiliates were converted into FAF. The Funds involved in the conversion are as follows:

              COMMON TRUST FUND                      ACQUIRING FUND
 ............................................   .........................

US Bancorp Daily Intermediate Trust            Prime Obligations Fund
US Bancorp Daily Intermediate Trust Treasury   Treasury Obligations Fund


    The assets which consisted of securities, and related receivable were converted on a tax-free basis. The number of shares issued for each fund and the net assets of each fund (including net unrealized gain/loss) immediately before the conversion were as follows:

                                                            NET
                                                         UNREALIZED
         COMMON TRUST FUND                ASSETS        GAIN/(LOSS)
 ...................................   ..............   .............

US Bancorp Daily Intermediate Trust    $140,497,316         $ --
US Bancorp Daily Intermediate Trust
 Treasury                                 6,884,236           --


       MUTUAL FUND                      NET ASSETS     SHARES ISSUED
 ...................................   ...............  ..............

Prime Obligations Fund                $3,851,371,412    140,497,316
Treasury Obligations Fund              3,574,473,062      6,884,236

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited


    The value and number of shares issued in exchange for each Common Trust Fund's assets and shares outstanding in the tax-free conversions are included in the capital share transactions of Class Y in the Statement of Changes in Net Assets for each respective fund.


6   Mergers

    On November 21, 1997 (November 25, 1997 for Tax Free Obligations Fund), the following reoganization of the Qualivest funds into the First American family of Funds took place pursuant to a Plan of Reorganization approved by the Qualivset shareholders on October 31, 1997:


    QUALIVEST ACQUIRED FUND           FAF ACQUIRING FUND
 ...............................   .........................

Money Market Fund                 Prime Obligations Fund
U.S. Treasury Money Market Fund   Treasury Obligations Fund
Tax Free Money Market Fund        Tax Free Obligations Fund
                                   (New FAF Fund)


    Under the Agreement and Plan of Reorganization, Qualivest Class A and Class C shares were exchanged for Retail Class A shares of FAF and Qualivest Class Q and Class Y shares were exchanged for Class Y shares of FAF.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1998
                                   Unaudited

    Net assets acquired and shares issued by the corresponding FAF funds were as follows:


        FUND                 NET ASSETS      SHARES ISSUED
 ....................       ..............   ...............

Prime Obligations Fund     $483,699,838      483,699,838
Treasury Obligations Fund    98,413,424       98,413,424
Tax Free Obligations Fund    38,181,457       38,183,594


    On November 21, 1997 the shares redeemed by the corresponding Qualivest Funds were as follows:


    QUALIVEST ACQUIRED FUND        SHARES REDEEMED
 ...............................   .................

Money Market Fund                    483,699,838
U.S. Treasury Money Market Fund       98,413,423
Tax Free  Money Market Fund           38,183,595


    Included in the net assets from the Qualivest Funds was the following component:


                                  REALIZED
            FUND                GAIN/(LOSS)
 ............................   .............

  Money Market Fund                $191
  U.S. Treasury Money Market Fund    --
  Tax Free  Money Market Fund       470

                             NOTICE TO SHAREHOLDERS
                                 March 31, 1998
                                   Unaudited


Shareholder Voting Results

    A special meeting of shareholders was called for October 31, 1997, at which the shareholders of FAF and FAIF voted on the election of the Company's Board of Directors. The results of the voting were as follows:


ROBERT J. DAYTON
  FOR                 3,695,763,249
  AGAINST                35,662,367
  ABSTAIN                         0

ANDREW M. HUNTER
  FOR                 3,695,763,249
  AGAINST                35,662,367
  ABSTAIN                         0

LEONARD W. KEDROWSKI
  FOR                 3,695,763,249
  AGAINST                35,662,367
  ABSTAIN                         0

ROBERT L. SPIES
  FOR                 3,695,763,249
  AGAINST                35,662,367
  ABSTAIN                         0

JOSEPH D. STRAUSS
  FOR                 3,695,760,459
  AGAINST                35,665,157
  ABSTAIN                         0

VIRGINIA L. STRINGER
  FOR                 3,695,763,249
  AGAINST                35,662,367
  ABSTAIN                         0

ROGER A. GIBSON
  FOR                 3,695,763,245
  AGAINST                35,662,371
  ABSTAIN                         0


    A second vote took place to ratify KPMG Peat Marwick as independent public accountants for the Company for the fiscal year ended September 30, 1997. The results of the vote were as follows:


  FOR                 3,669,897,686
  AGAINST                30,390,696
  ABSTAIN                31,137,233

                    FIRST AMERICAN FUNDS BOARD OF DIRECTORS


    MR. ROBERT J. DAYTON
    Director of the First American Funds, Chief Executive Officer of Okabena Company.

    MR. ROGER GIBSON
    Director of the First American Funds, Vice President of North
    America-Mountain Region for United Airlines.

    MR. ANDREW M. HUNTER III
    Director of the First American Funds, Chairman of Hunter,
    Keith Industries.

    MR. LEONARD W. KEDROWSKI
    Director of the First American Funds, Owner and President of Executive Management Consulting, Inc.

    MR. ROBERT SPIES
    Director of the First American Funds, Retired Vice President,
    U.S. Bank National Association.

    MR. JOSEPH D. STRAUSS
    Director of the First American Funds, Former Chairman of
    First American Funds, Owner and President of Strauss
    Management Company.

    MS. VIRGINIA L. STRINGER
    Chairman of the First American Funds, Owner and President of Strategic Management Resources, Inc.

FIRST AMERICAN FUNDS, INC.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

INVESTMENT ADVISOR
U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

CUSTODIAN
U.S. BANK NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

ADMINISTRATOR
SEI INVESTMENTS MANAGEMENT CORPORATION
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

TRANSFER AGENT
DST SYSTEMS, INC.
330 West 9th Street
Kansas City, Missouri 64105

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, Pennsylvania 19456

INDEPENDENT AUDITORS
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

COUNSEL
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402


                                 This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation. The report is not authorized for distribution to prospective investors in the corporation unless preceded or accompanied by an effective prospectus for each of the Funds included. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by, U.S. Bank or any of its affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the shares involve investment risk including loss of principal amount invested.



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